Interest expense (Tables)	12 Months Ended
Dec. 31, 2016
Interest Expense [Abstract]
Schedule of debt	Interest expense

(In millions of U.S. dollars)	Years ended December 31
	2016	2015	2014
Gross interest expense	106.0	105.0	110.4
Capitalized interest	—	7.3	7.1
Net interest expense	106.0	97.7	103.3